Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	The Davey Tree Expert Company
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Central Index Key	0000277638